PRE-OPENING EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PRE-OPENING EXPENSES
Rents		¥ 67,277	¥ 95,977	¥ 163,155
Personnel costs		1,560	5,903	7,217
Others		3,010	8,131	15,953
Total	$ 10,348	¥ 71,847	¥ 110,011	¥ 186,325